1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Shares Security Description Value
Common Stock - 98.8%
Communication Services - 5.2%
8,000 Alphabet, Inc., Class C
(a)
$ 9,302,480
2,000 Cable One, Inc. 3,288,020
12,590,500
Consumer Discretionary - 7.9%
4,849 Amazon.com, Inc.
(a)
9,454,193
74,670 CarMax, Inc.
(a)
4,019,486
18,910 Dollar General Corp. 2,855,599
38,310 Marriott International, Inc., Class A 2,865,971
19,195,249
Financials - 9.7%
10,667 Markel Corp.
(a)
9,897,803
21,334 Moody's Corp. 4,512,141
38,062 S&P Global, Inc.
(a)
9,327,093
23,737,037
Health Care - 19.0%
36,123 Bio-Techne Corp. 6,849,643
57,457 Danaher Corp. 7,952,623
31,838 Illumina, Inc.
(a)
8,695,595
15,604 Intuitive Surgical, Inc.
(a)
7,727,257
20,001 Teleflex, Inc. 5,857,493
29,335 Thermo Fisher Scientific, Inc. 8,319,406
7,031 Veeva Systems, Inc., Class A
(a)
1,099,437
46,501,454
Industrials - 15.6%
5,546 CoStar Group, Inc.
(a)
3,256,667
170,432 Fastenal Co. 5,326,000
45,600 HEICO Corp., Class A 2,913,840
24,001 Roper Technologies, Inc. 7,483,752
19,092 TransDigm Group, Inc.
(a)
6,113,067
34,609 Verisk Analytics, Inc. 4,823,802
106,324 Waste Connections, Inc. 8,240,110
38,157,238
Information Technology - 27.1%
34,911 ANSYS, Inc.
(a)
8,115,760
9,000 Atlassian Corp. PLC, Class A
(a)
1,235,340
96,247 Black Knight, Inc.
(a)
5,588,101
119,000 Blackline, Inc.
(a)
6,260,590
106,914 Brooks Automation, Inc. 3,260,877
43,154 Envestnet, Inc.
(a)
2,320,822
38,902 Mastercard, Inc., Class A 9,397,167
25,941 Okta, Inc.
(a)
3,171,547
110,357 PROS Holdings, Inc.
(a)
3,424,378
44,123 Qualys, Inc.
(a)
3,838,260
14,546 Twilio, Inc.
(a)
1,301,721
13,092 Tyler Technologies, Inc.
(a)
3,882,563
89,840 Visa, Inc., Class A 14,475,021
66,272,147
Shares Security Description Value
Materials - 6.7%
50,579 Ecolab, Inc. $ 7,881,726
79,276 Vulcan Materials Co. 8,567,357
16,449,083
Real Estate - 7.6%
25,213 American Tower Corp. REIT 5,490,131
197,956 CBRE Group, Inc., Class A
(a)
7,464,921
20,849 SBA Communications Corp. REIT 5,628,604
18,583,656
Total Common Stock (Cost $168,747,730) 241,486,364
Investments, at value - 98.8% (Cost
$168,747,730) $ 241,486,364
Other Assets & Liabilities, Net - 1.2% 2,954,974
Net Assets - 100.0% $ 244,441,338
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 241,486,364
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 241,486,364